Organization and business overview (Tables)	12 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Consolidated Financial Statements of Entities

The consolidated financial statements of the Company include the following entities:

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities
Mobile-Health Network Solutions	28 July 2016		Cayman Islands	Investment holding
Manadr Pte. Ltd.	28 September 2016	100%	Singapore	Providing healthcare services through mobile application and web portals
Mobile Health Pte. Ltd.	2 July 2009	100%	Singapore	Developing IT systems on mobile phone
1 Healthservice Pte. Ltd.	28 September 2016	100%	Singapore	Pharmacies, drug stores and other health services
Manacollege Pte. Ltd.	October 11, 2017	100%(1)	Singapore	Struck off in September 2023
Mana Aesthetics Pte. Ltd.	October 11, 2017	100%	Singapore	Beauty and other personal care services
Nano Mana Pte. Ltd.	August 2, 2018	50%(2)	Singapore	Struck off in September 2023
Manadr Clinic Pte. Ltd.	March 6, 2023	100%	Singapore	Clinics and other general medical services
Manadr Vietnam Pte. Ltd.	June 29, 2023	100%	Vietnam	Developing IT systems on mobile phone and web portals
Mobile Health Network Solutions Sdn. Bhd.	April 22, 2024	100%(3)	Malaysia	Providing healthcare services through mobile application and web portals

(1)	The Company has a 100% interest in Manacollege Pte. Ltd., a dormant company. The company was struck off in September 2023.

(2)	The Company has a 50% interest in Nano Mana Pte. Ltd., a dormant joint venture company. The joint venture company was struck off in September 2023

(3)	On April 22, 2024, Mobile Health Network Solutions Sdn. Bhd.had been incorporated and the capital injection was $28.78 (MYR100).